Employee benefits (Tables)	9 Months Ended
Sep. 30, 2020
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at September 30, 2020 is as follows:

€m
Balance as of January 1, 2020	237.5
Service cost	4.8
Net interest expense	2.0
Actuarial losses on pension scheme valuations	22.1
Benefits paid	(4.7)
Foreign exchange differences on translation	(0.5)
Balance as of September 30, 2020	261.2